Derivative Warrant Liabilities - Schedule of Valuation of Derivative Warrant Liabilities (Details) (10-K) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2018		Dec. 31, 2017		Dec. 31, 2016
Balances beginning	[1]	$ 28		$ 313
Exercised	[1]
Cancelled	[1]
Changes in fair value		(14)	[1]	(285)	[1]	$ (262)
Balances at ending	[1]	14		28		313
Series A (2011) [Member]
Balances beginning	[1]
Exercised	[1]
Cancelled	[1]
Changes in fair value	[1]
Balances at ending	[1]
Series A (2013) [Member]
Balances beginning	[1]			12
Exercised	[1]
Cancelled	[1]
Changes in fair value	[1]			(12)
Balances at ending	[1]					12
Series A (2013) [Member]
Balances beginning	[1]			9
Exercised	[1]
Cancelled	[1]
Changes in fair value	[1]			(9)
Balances at ending	[1]					9
Series A (2015) [Member]
Balances beginning	[1]			22
Exercised	[1]
Cancelled	[1]
Changes in fair value	[1]			(22)
Balances at ending	[1]					22
Series A (2016) [Member]
Balances beginning	[1]		[2]	43
Exercised	[1]
Cancelled	[1]
Changes in fair value	[1]		[2]	(43)
Balances at ending	[1]				[2]	43
Series B (2016) [Member]
Balances beginning	[1]	28		227
Exercised	[1]
Cancelled	[1]
Changes in fair value	[1]	(14)		(199)
Balances at ending	[1]	$ 14		$ 28		$ 227

[1]	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[2]	Less than 1